Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share based compensation

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2026	2025	2026	2025

Equity settled share based compensation 1

Share purchase options	18.1	$729	$711	$1,429	$1,290

Restricted share units	18.2	1,014	1,098	1,961	1,944

Cash settled share based compensation

Performance share units	19.1	$3,063	$8,153	$11,528	$18,909

Total share based compensation		$4,806	$9,962	$14,918	$22,143

1)	Equity settled share based compensation is a non-cash expense.